Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2012
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

Under PRC regulations, foreign-invested companies in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. In addition, the Company’s PRC subsidiaries and VIEs are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund general reserve funds unless such reserve funds have reached 50% of its respective registered capital. These reserves are not distributable in the form of cash dividends to the Company.

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-040(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2012, was more than 25% of the Company’s consolidated net assets as of December 31, 2012.

a) Condensed balance sheets

(Expressed In U.S. dollars unless otherwise stated)

	As of December 31
	2011	2012
	$	$

ASSETS
Current assets
Cash and cash equivalents	84,371,832	50,987,910
Due from subsidiaries and VIEs	22,789,147	39,383,242
Deferred tax assets	52,879	52,879
Other current assets	197,363	418,211

Total current assets	107,411,221	90,842,242
Investment in subsidiaries and VIE	55,580,144	80,456,741
Non-current deferred tax assets	414,217	361,338
Other non-current assets	—	2,217

Total assets	163,405,582	171,662,538

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities

Other current liabilities	758,674	339,302

Total current liabilities	758,674	339,302
Uncertain tax position liabilities	267,505	436,894
Other non-current liabilities	1,359,680	1,186,104

Total liabilities	2,385,859	1,962,300

Shareholders’ equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 27,962,586 shares issued and outstanding as of December 31, 2011, and 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012	13,981	14,140
Treasury stock (845,139 ordinary shares as of December 31, 2012)	—	(8,520,763)
Additional paid-in capital	118,905,004	119,799,849
Retained earnings	38,387,488	53,357,034
Accumulated other comprehensive income	3,713,250	5,049,978

Total shareholders’ equity	161,019,723	169,700,238

TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	163,405,582	171,662,538

b) Condensed statement of operations

(Expressed In U.S. dollars unless otherwise stated)

	Years ended December 31,
	2010	2011	2012
	$	$	$

Operating cost and expenses
Cost of revenue	50,677	195,542	186,624
Selling expenses	350,555	973,734	126,238
General and administrative expenses	1,796,820	2,074,871	1,454,339

Total operating cost and expenses	2,198,052	3,244,147	1,767,201

Loss from operations	(2,198,052)	(3,244,147)	(1,767,201)

Other income (expenses):
Interest income	7,212	1,145,683	1,157,512
Other income	354,000	204,293	173,576
Foreign exchange (loss) gain	(129,203)	3,722,746	(55,037)

Total other income	232,009	5,072,722	1,276,051

(Loss) gain before taxes and income from equity in affiliates	(1,966,043)	1,828,575	(491,150)

Income tax expenses	(98,126)	(231,752)	(222,265)
Equity in profit of subsidiaries and VIE	13,594,538	22,373,127	23,539,869

Net income attributable to Noah shareholders	11,530,369	23,969,950	22,826,454
Less: Deemed dividend on Series A convertible redeemable preferred shares	108,348	—	—

Net income attributable to ordinary shareholders	11,422,021	23,969,950	22,826,454

c) Condensed statement of comprehensive income

(Expressed In U.S. dollars unless otherwise stated)

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Net income	11,530,369	23,969,950	22,826,454

Other comprehensive income:
Change in cumulative foreign currency translation adjustment	737,971	2,583,548	1,336,728

Other comprehensive income	737,971	2,583,548	1,336,728

Comprehensive income attributable to Noah Holdings Ltd shareholders	12,268,340	26,553,498	24,163,182
Less: Deemed dividend on Series A convertible redeemable preferred shares	108,348	—	—

Comprehensive income attributable to ordinary shareholders of Noah Holdings Ltd	12,159,992	26,553,498	24,163,182

d) Condensed statements of cash flows

(Expressed In U.S. dollars unless otherwise stated)

	Years ended December 31,
	2010	2011	2012
	$	$	$

Cash flows from operating activities:
Net income attributable to Noah shareholders	11,530,369	23,969,950	22,826,454
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,220,167	2,156,710	487,435
Gain on change in fair value of derivative liabilities	(354,000)	—	—
Gain from equity in subsidiaries and VIE	(13,594,538)	(22,373,127)	(23,539,869)
Changes in operating assets and liabilities:
Amount due from related party	229,641	(18,788)	405,905
Other current assets	(1,236,480)	1,039,117	(223,065)
Deferred tax assets	—	(467,096)	52,879
Uncertain tax position liabilities	98,579	168,926	169,389
Other current liabilities	903,575	(144,901)	(419,372)
Other non-current liabilities	957,775	401,905	(173,576)

Net cash provided by (used in) operating activities	755,088	4,732,696	(413,820)

Cash flows from investing activities:
Increase in amount due from subsidiaries and VIEs	—	(23,000,000)	(17,000,000)
Investment in subsidiaries and VIE	—	(3,855,366)	—

Net cash used in investing activities	—	(26,855,366)	(17,000,000)

Cash flows from financing activities:
Gross proceeds from issuance of ordinary shares in the initial public offering	115,920,000	—	—
(Issuance costs of) refunds from the initial public offering	(10,777,494)	31,022	—
Dividends paid	(108,348)	—	(7,856,908)
Proceeds from issuance of ordinary shares upon exercise of stock options	—	649,673	407,569
Share repurchase	—	—	(8,520,763)

Net cash provided by (used in) financing activities	105,034,158	680,695	(15,970,102)

Net increase (decrease) in cash and cash equivalents	105,789,246	(21,441,975)	(33,383,922)
Cash and cash equivalents- beginning of year	24,561	105,813,807	84,371,832

Cash and cash equivalents- end of year	105,813,807	84,371,832	50,987,910

e) Notes to condensed financial statements

1.	The condensed financial statements of Holding have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIE is presented as equity in profit of subsidiaries and VIEs on the statement of operations.

2.	As of December 31, 2012 and 2011, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.